BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
BORROWINGS
Schedule of composition of borrowings

	As at 30 June 2026			As at 31 December 2025
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	(325)	—	(325)	—	—	—
Loan and overdrafts	(76)	(283)	(359)	(43)	(300)	(343)
Advances	—	—	—	(6)	—	(6)
Lease liabilities	(52)	(111)	(163)	(48)	(85)	(133)
Non-voting preference shares	—	(25)	(25)	—	(25)	(25)
Bonds	(1,509)	(5,871)	(7,380)	(739)	(7,363)	(8,102)
Total	(1,962)	(6,290)	(8,252)	(836)	(7,773)	(8,609)

Schedule of movement in financial liabilities to cash flow statement

£m	At 1 January 2026	Cash flows	Foreign exchange	Fair value adjustments, interest and reclassification	At 30 June 2026
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(7,688)	—	(41)	1,550	(6,179)
Short-term borrowings	(767)	412	(14)	(1,520)	(1,889)
Lease liabilities	(133)	33	(1)	(62)	(163)
Derivative financial instruments	22	(11)	(1)	(97)	(87)
Total financial liabilities arising from financing activities	(8,566)	434	(57)	(129)	(8,318)
Cash and cash equivalents net of bank overdrafts	1,303	(527)	29	—	805
Total	(7,263)	(93)	(28)	(129)	(7,513)

£m	At 1 January 2025	Cash flows	Foreign exchange	Fair value adjustments, interest and reclassification	At 30 June 2025
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(8,567)	(40)	360	668	(7,579)
Short-term borrowings	(1,394)	1,352	22	(698)	(718)
Lease liabilities	(123)	29	4	(42)	(132)
Derivative financial instruments	(30)	12	2	99	83
Total financial liabilities arising from financing activities	(10,114)	1,353	388	27	(8,346)
Cash and cash equivalents net of bank overdrafts	2,207	(1,566)	(15)	—	626
Total	(7,907)	(213)	373	27	(7,720)